Schedule of Investments (unaudited)	iShares® USD Green Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.5%
Norinchukin Bank (The), 1.28%, 09/22/26(a)	$130	$114,425
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(b)	200	157,182
Principal Life Global Funding II, 1.25%, 08/16/26(a)	1,110	973,548
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	625	492,606
		1,737,761
Brazil — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	1,225	1,228,650
Suzano Austria GmbH, 5.75%, 07/14/26(b)	830	830,938
		2,059,588
Canada — 2.1%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(a)	580	392,451
Bank of the Philippine Islands, 2.50%, 09/10/24(b)	200	192,442
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)(c)	481	375,488
2.72%, 04/15/31 (Call 01/15/31)	1,320	1,083,152
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,135	1,030,376
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(b)	200	182,688
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	1,255	1,139,490
Royal Bank of Canada, 1.15%, 07/14/26	1,170	1,044,506
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	605	544,482
Toronto-Dominion Bank (The), 1.25%, 12/13/24	785	740,537
		6,725,612
Chile — 0.5%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(b)	940	800,673
Inversiones CMPC SA, 4.38%, 04/04/27(b)(c)	905	868,538
		1,669,211
China — 7.1%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(b)	200	189,506
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(b)	200	181,964
2.00%, 01/18/27(b)	1,000	912,090
Amipeace Ltd., 1.75%, 11/09/26(b)	700	627,606
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	1,005	811,135
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	800	723,096
Bank of China Ltd./Paris, 0.95%, 09/21/23(b)	400	397,372
Bank of China Ltd./Singapore
0.80%, 04/28/24(b)	1,000	965,010
3.25%, 04/28/25(b)	700	674,058
Bank of China Ltd./Sydney, 0.75%, 09/29/24(b)	200	189,010
Bank of China/Johannesburg, 1.88%, 02/16/25(b)	200	189,426
CGNPC International Ltd., 2.75%, 07/02/24(b)	1,400	1,362,858
China Construction Bank Corp./Hong Kong
1.00%, 08/04/23(b)	2,000	1,999,460
1.25%, 08/04/25(b)	1,400	1,289,190
China Construction Bank Corp./London, 3.13%, 05/17/25(b)	1,400	1,344,630
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	1,200	1,063,080
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(b)	400	378,800
Greentown China Holdings Ltd., 2.30%, 01/27/25(b)	400	372,044
Industrial & Commercial Bank of China Ltd./Hong Kong 1.63%, 10/28/26(b)	1,800	1,610,388
Security	Par (000)	Value

China (continued)
2.95%, 06/01/25(b)	$1,500	$1,434,405
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(b)	1,200	1,134,720
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(b)	1,000	961,430
3.25%, 05/18/25(b)	1,000	964,440
Lenovo Group Ltd., 6.54%, 07/27/32 (Call 04/27/32)(b)	1,030	1,048,952
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25	200	183,584
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(b)	800	770,512
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	625	386,394
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	600	530,736
		22,695,896
France — 1.1%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(c)(d)	1,585	1,411,664
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)	2,100	2,032,443
		3,444,107
Germany — 3.5%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26(c)	1,345	1,223,546
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	4,950	3,919,410
1.00%, 10/01/26	3,250	2,913,820
1.75%, 09/14/29(c)	2,290	1,995,781
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(b)	1,200	1,136,064
		11,188,621
Hong Kong — 2.0%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(b)	400	379,508
1.75%, 09/16/26 (Call 08/16/26)(b)	600	530,442
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(b)	900	734,283
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,100	994,455
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	838,566
MTR Corp. Ltd., 1.63%, 08/19/30(b)	2,350	1,926,624
Pingan Real Estate Capital Ltd., 2.75%, 07/29/24(b)	250	226,387
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	844,227
		6,474,492
India — 1.4%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)	850	738,106
3.84%, 12/13/27(b)	600	562,734
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	700	647,381
REC Ltd., 3.88%, 07/07/27(b)	700	652,470
State Bank of India/London, 4.50%, 09/28/23(b)	1,800	1,796,076
		4,396,767
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(b)	600	599,280
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	1,200	1,074,888
		1,674,168
Ireland — 0.5%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(d)	1,625	1,619,784

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 4.0%
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(b)	$700	$628,194
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,265	1,210,694
2.53%, 03/10/27 (Call 02/10/27)	2,938	2,705,957
2.97%, 03/10/32 (Call 12/10/31)	710	630,835
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(b)	900	797,193
Mitsubishi UFJ Financial Group Inc., 2.53%, 09/13/23(c)	230	229,098
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)	575	477,906
Mizuho Financial Group Inc.
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	735	647,528
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	400	401,772
Norinchukin Bank (The)
4.87%, 09/14/27(a)	575	567,697
Series 144A, 5.43%, 03/09/28(a)	760	768,140
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	800	781,008
2.47%, 01/14/29	775	664,353
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(a)	795	715,977
2.80%, 03/10/27(a)(c)	890	816,557
5.50%, 03/09/28(a)	790	796,841
		12,839,750
Netherlands — 2.8%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(d)	1,585	1,342,986
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(c)(d)	1,490	1,341,715
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(d)	1,575	1,401,703
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(d)	1,435	1,314,403
4.63%, 01/06/26(a)	1,760	1,720,523
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(a)	1,980	1,862,507
		8,983,837
Portugal — 0.6%
EDP Finance BV
1.71%, 01/24/28(a)(c)	1,500	1,285,050
6.30%, 10/11/27(a)	650	671,340
		1,956,390
Qatar — 0.3%
QNB Finance Ltd., 1.63%, 09/22/25(b)	1,200	1,104,264

Saudi Arabia — 5.2%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(b)	2,700	2,652,183
4.88%, 02/14/35 (Call 11/14/34)(b)	3,000	2,868,090
5.00%, 10/13/27 (Call 09/13/27)(b)	2,200	2,192,806
5.13%, 02/14/53 (Call 08/14/52)(b)	2,700	2,417,958
5.25%, 10/13/32 (Call 07/13/32)(b)	2,000	2,029,880
5.38%, 10/13/2122 (Call 04/13/22)(b)	800	718,680
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	1,400	1,300,026
2.41%, 09/17/30(b)	900	778,671
Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Electricity Sukuk Programme Co., 4.63%, 04/11/33	$1,850	$1,831,537
		16,789,831
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(b)	800	752,840

South Korea — 4.2%
Hyundai Capital Services Inc., 1.25%, 02/08/26(b)	1,300	1,162,057
Kia Corp.
1.00%, 04/16/24(b)	1,200	1,158,792
1.75%, 10/16/26	100	88,633
2.38%, 02/14/25(b)	1,050	997,300
2.75%, 02/14/27(b)	730	667,899
Korea Development Bank (The), 0.75%, 01/25/25(c)	2,250	2,101,230
Korea Electric Power Corp., 2.50%, 06/24/24(b)	1,455	1,414,173
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(b)(d)	700	687,834
LG Chem Ltd.
3.25%, 10/15/24(b)	700	678,832
3.63%, 04/15/29(b)	670	617,881
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(b)	700	666,841
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(c)	750	680,385
SK Battery America Inc., 2.13%, 01/26/26(b)	1,200	1,065,180
SK On Co. Ltd., 5.38%, 05/11/26(b)	1,400	1,393,770
		13,380,807
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(a)	1,540	1,357,880

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC, 4.50%, 09/14/27(b)	700	682,759
Commercial Bank of Dubai PSC, 5.32%, 06/14/28	1,000	994,860
First Abu Dhabi Bank PJSC
4.77%, 06/06/28	800	792,248
5.13%, 10/13/27(b)	1,175	1,186,245
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	400	373,880
4.64%, 05/14/29(b)	1,400	1,366,974
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,163	934,743
		6,331,709
United States — 35.3%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,615	1,459,378
2.45%, 01/15/31 (Call 10/15/30)	1,405	1,146,157
5.45%, 06/01/28 (Call 05/01/28)	1,485	1,471,472
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	1,040	796,422
2.95%, 03/15/34 (Call 12/15/33)	1,680	1,345,210
3.80%, 04/15/26 (Call 02/15/26)(c)	945	907,408
4.75%, 04/15/35 (Call 01/15/35)	605	566,431
Apple Inc., 3.00%, 06/20/27 (Call 03/20/27)	1,545	1,464,768
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)	630	378,907
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(c)	1,285	1,095,231
2.05%, 01/15/32 (Call 10/15/31)(c)	700	564,158
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,085	1,045,278
3.20%, 04/15/25 (Call 03/15/25)	1,085	1,036,186
3.80%, 06/01/29 (Call 03/01/29)	1,140	1,045,323
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(d)	3,345	3,215,749

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	$445	$321,953
2.55%, 04/01/32 (Call 01/01/32)	2,200	1,675,586
3.40%, 06/21/29 (Call 03/21/29)	2,145	1,845,129
4.50%, 12/01/28 (Call 09/01/28)(c)	630	584,596
6.50%, 01/15/34 (Call 10/15/33)(c)	985	997,115
6.75%, 12/01/27 (Call 11/01/27)(c)	1,250	1,279,287
Comcast Corp., 4.65%, 02/15/33 (Call 11/15/32)(c)	80	79,012
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	1,095	787,294
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	930	844,700
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,605	1,303,180
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,355	1,095,395
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	810	663,568
Series A, 1.90%, 04/01/28 (Call 02/01/28)	795	698,710
Series A, 4.05%, 05/15/48 (Call 11/15/47)	840	701,266
Series B, 3.25%, 04/01/51 (Call 10/01/50)	590	424,647
Series B, 3.65%, 03/01/52 (Call 09/01/51)	855	663,326
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	1,010	965,863
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,115	971,455
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	920	851,092
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	913	830,556
1.55%, 03/15/28 (Call 01/15/28)	1,065	897,316
2.50%, 05/15/31 (Call 02/15/31)	1,695	1,381,984
3.90%, 04/15/32 (Call 01/15/32)	1,855	1,668,814
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	695	547,841
4.15%, 12/01/28 (Call 09/01/28)	740	706,545
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	568	528,433
Federal Realty Investment Trust, 1.25%, 02/15/26 (Call 01/15/26)	658	591,739
Federal Realty OP LP, 5.38%, 05/01/28(c)	610	604,656
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	851	737,179
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(c)	725	714,263
5.60%, 10/15/32 (Call 07/15/32)(c)	2,410	2,359,800
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	630	600,371
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(c)	1,120	978,768
2.13%, 12/01/28 (Call 10/01/28)	565	482,465
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	455	391,905
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,165	1,850,815
Series J, 2.90%, 12/15/31 (Call 09/15/31)	335	265,514
Hudson Pacific Properties LP, 5.95%, 02/15/28 (Call 01/15/28)(c)	485	402,429
Hyundai Capital America, 5.80%, 06/26/25(a)	100	100,048
Industrial Bank Co. Ltd./Hong Kong, 1.13%, 11/06/23(b)	200	197,526
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	595	431,351
3.60%, 04/01/29 (Call 01/01/29)	530	487,388
4.10%, 09/26/28 (Call 06/26/28)(c)	465	444,507
Security	Par (000)	Value

United States (continued)
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (3-mo. SOFR + 0.600%)(c)(d)	$1,561	$1,550,448
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(d)	2,025	1,916,743
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	945	892,874
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	1,910	1,385,972
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	230	161,074
2.65%, 11/15/33 (Call 08/15/33)(c)	960	665,338
4.75%, 12/15/28 (Call 09/15/28)	825	742,912
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	805	668,118
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)	930	727,186
Massachusetts Institute of Technology, 3.96%, 07/01/38	646	591,006
Metropolitan Life Global Funding I, 0.95%, 07/02/25(a)(c)	1,215	1,111,057
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(c)	345	215,780
3.10%, 05/01/27 (Call 02/01/27)(c)	625	584,100
3.15%, 04/15/50 (Call 10/15/49)	990	685,486
3.65%, 04/15/29 (Call 01/15/29)	1,505	1,407,672
3.65%, 08/01/48 (Call 02/01/48)	1,190	910,624
3.95%, 08/01/47 (Call 02/01/47)	755	607,730
4.25%, 07/15/49 (Call 01/15/49)	1,500	1,265,955
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(c)	600	506,310
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,360	2,040,503
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)	945	758,249
5.78%, 09/16/52 (Call 03/16/52)(a)	775	780,851
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	591	542,112
Norinchukin Bank (The), 2.08%, 09/22/31(a)	1,155	929,244
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	1,025	649,963
2.90%, 03/01/50 (Call 09/01/49)(c)	655	443,631
3.20%, 04/01/52 (Call 10/01/51)	570	402,825
4.50%, 06/01/52 (Call 12/01/51)	565	505,387
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	515	358,358
3.25%, 05/15/29 (Call 02/15/29)	630	580,249
3.95%, 04/01/30 (Call 01/01/30)	755	709,806
4.95%, 09/15/52 (Call 03/15/52)	540	523,001
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	70	66,279
Pacific Life Global Funding II, 1.38%, 04/14/26(a)(c)	1,385	1,237,567
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,560	951,132
5.50%, 05/15/54	1,825	1,660,367
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	445	328,579
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	695	665,330
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,765	1,734,642
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(c)	1,290	1,001,659
4.63%, 01/15/33 (Call 10/15/32)	1,035	1,007,904
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	911	835,360

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	$1,080	$1,017,965
4.10%, 06/15/48 (Call 12/15/47)	1,335	1,072,659
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	495	344,406
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	445	277,306
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)(c)	640	515,866
Series K, 3.15%, 08/15/51 (Call 02/15/51)	476	317,197
Public Service Electric & Gas Co.
4.65%, 03/15/33 (Call 12/15/32)	50	49,058
5.13%, 03/15/53 (Call 09/15/52)(c)	60	60,775
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	690	536,606
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	590	381,016
SK Battery America Inc., 1.63%, 01/26/24(b)	400	390,160
Solar Star Funding LLC, 5.38%, 06/30/35(a)	1,166	1,135,985
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	715	698,898
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,130	755,190
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	185	141,179
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	1,505	1,029,014
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	1,240	1,062,742
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	465	364,941
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	582	430,529
3.10%, 11/01/34 (Call 08/01/34)(c)	500	398,110
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	855	536,025
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)(c)	995	989,746
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	1,645	1,295,668
2.85%, 09/03/41 (Call 03/03/41)	1,550	1,088,859
3.88%, 02/08/29 (Call 11/08/28)	1,565	1,472,727
3.88%, 03/01/52 (Call 09/01/51)	1,465	1,130,262
5.05%, 05/09/33(c)	1,615	1,584,412
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,355	1,154,501
3.40%, 06/01/31 (Call 03/01/31)	140	103,778
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)(c)	900	798,444
Welltower OP LLC, 2.70%, 02/15/27 (Call 12/15/26)(c)	820	754,826
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)(c)	800	788,648
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	305	300,696
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	568	449,981
3.95%, 09/01/32 (Call 06/01/32)	855	786,711
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	675	441,666
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	435	382,935
2.25%, 01/30/31 (Call 10/30/30)(c)	935	777,677
		113,620,012
Total Corporate Bonds & Notes — 74.8%
(Cost: $259,556,784)		240,803,327
Security	Par (000)	Value

Foreign Government Obligations(e)

Canada — 0.6%
CDP Financial Inc., 1.00%, 05/26/26(a)(c)	$2,050	$1,841,905

Chile — 1.4%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)(c)	2,215	1,878,431
3.50%, 01/25/50 (Call 07/25/49)(c)	3,685	2,776,279
		4,654,710
China — 0.6%
China Development Bank/Hong Kong, 0.63%, 09/09/24(b)	2,000	1,896,580

Hong Kong — 3.8%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(a)(c)	1,580	1,432,965
4.75%, 01/12/28 (Call 12/12/27)(a)(c)	1,130	1,128,294
Hong Kong Government International Bond
0.63%, 02/02/26(a)(c)	835	751,968
1.38%, 02/02/31(a)	1,700	1,384,191
1.75%, 11/24/31(b)	1,700	1,402,568
2.38%, 02/02/51(a)	800	537,112
2.50%, 05/28/24(a)	200	195,306
4.00%, 06/07/28(a)	300	295,350
4.00%, 06/07/33(a)(c)	1,600	1,568,384
4.38%, 01/11/26(a)	30	29,658
4.50%, 01/11/28(a)(c)	1,210	1,216,449
4.63%, 01/11/33(a)	1,500	1,540,050
5.25%, 01/11/53(a)(c)	770	851,543
		12,333,838
Indonesia — 1.4%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)	1,130	869,908
3.90%, 08/20/24(b)	1,180	1,163,232
4.70%, 06/06/32(b)(c)	2,400	2,382,744
		4,415,884
Israel — 1.0%
Israel Government International Bond, 4.50%, 01/17/33	3,150	3,053,263

Japan — 0.5%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,235	1,108,820
4.38%, 10/05/27	550	543,433
		1,652,253
Netherlands — 0.2%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV, 2.75%, 02/20/24(b)	700	688,912

Norway — 0.3%
Kommunalbanken AS
0.50%, 10/21/24(a)(c)	330	310,679
2.13%, 02/11/25(a)	630	600,673
		911,352
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,140	1,101,069

Senegal — 2.1%
European Investment Bank
0.63%, 10/21/27	425	364,969
3.75%, 02/14/33	6,590	6,419,319
		6,784,288

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea — 1.7%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(b)	$955	$818,779
2.13%, 01/18/32(c)	2,050	1,668,720
Incheon International Airport Corp., 1.25%, 05/04/26(b)	700	624,071
Korea Development Bank (The), 0.40%, 06/19/24	450	429,917
Korea International Bond, 2.00%, 06/19/24	2,125	2,061,441
		5,602,928
Supranational — 8.4%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(a)(c)	1,440	1,289,016
Asian Development Bank
1.75%, 08/14/26	1,005	925,263
2.13%, 03/19/25(c)	1,248	1,189,431
2.38%, 08/10/27	789	732,216
3.13%, 09/26/28	1,810	1,711,699
European Bank for Reconstruction & Development, 1.50%, 02/13/25	2,370	2,241,522
European Investment Bank
0.75%, 09/23/30	1,576	1,250,651
1.63%, 10/09/29	1,399	1,209,268
1.63%, 05/13/31(c)	4,000	3,346,520
2.13%, 04/13/26	4,100	3,841,782
2.38%, 05/24/27	912	846,920
2.50%, 10/15/24	1,820	1,759,667
2.88%, 06/13/25(a)(c)	500	480,865
International Bank for Reconstruction & Development
2.13%, 03/03/25	670	639,193
3.13%, 11/20/25	2,855	2,750,535
International Finance Corp., 2.13%, 04/07/26	3,045	2,852,739
		27,067,287
Sweden — 0.6%
Kommuninvest I Sverige AB, 0.38%, 06/19/24(a)	1,900	1,814,310

Total Foreign Government Obligations — 22.9%
(Cost: $78,470,066)		73,818,579

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	360	309,320
Security	Par/ Shares (000)	Value

United States (continued)
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(c)	$500	$448,889
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)	500	394,279

Total Municipal Debt Obligations — 0.4%
(Cost: $1,334,971)		1,152,488

Total Long-Term Investments — 98.1%
(Cost: $339,361,821)		315,774,394

Short-Term Securities

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	26,934	26,942,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	1,120	1,120,000

Total Short-Term Securities — 8.7%
(Cost: $28,053,397)		28,062,392

Total Investments — 106.8%
(Cost: $367,415,218)		343,836,786

Liabilities in Excess of Other Assets — (6.8)%		(22,004,347)

Net Assets — 100.0%		$321,832,439

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	All or a portion of this security is on loan.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,202,604	$7,729,844	(a)	$—		$1,859	$8,085	$26,942,392	26,934	$140,523	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,610,000	—		(3,490,000	)(a)	—	—	1,120,000	1,120	50,487		3
						$1,859	$8,085	$28,062,392		$191,010		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$240,803,327	$—	$240,803,327
Foreign Government Obligations	—	73,818,579	—	73,818,579
Municipal Debt Obligations	—	1,152,488	—	1,152,488
Short-Term Securities
Money Market Funds	28,062,392	—	—	28,062,392
	$28,062,392	$315,774,394	$—	$343,836,786

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate

Currency Abbreviations

USD	United States Dollar